Goodwill	12 Months Ended
Dec. 31, 2019
Goodwill and Intangible Assets Disclosure [Abstract]
Goodwill
8. GOODWILL
On July 15, 2017, the Group acquired 66.67% of the equity interests in the Tasgen Group by issuing convertible preferred shares, and controlled the board of directors and business of I-Mab Tianjin since then. Tasgen Group is principally engaged in the research and development of innovative medicines and the Group acquired Tasgen Group for its research team, technical experience, and IPR&D pipeline assets (see Note 7). As of December 31, 2018 and 2019, the goodwill of RMB162,574 (US$23,352) represented the goodwill generated from the

aforementioned

acquisition
of Tasgen Group
and the
business of Tasgen Group was fully integrated into the Company after the
acquisition.
As of December 31, 2018 and 2019, the Group performed a qualitative assessment by evaluating relevant events and circumstances that would affect the Group’s single reporting unit and did not note any indicator that it is more likely than not that the fair value of the Group’s reporting unit is less than its carrying amount and therefore the Group’s goodwill was not impaired.